SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized Contract Costs (Details) - Capitalized Sales Commissions - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capitalized Contract Cost [Line Items]
Current	$ 28	$ 20
Non-current	5	9
Total	$ 33	$ 29